Earnings Per Common Share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table illustrates the computation of basic and diluted earnings per share (in thousands, except per share amounts):

Three Months Ended
March 31, 2026
Numerator - Basic
Net income (loss)	$27,874
Noncontrolling interests’ share in earnings	3,458
Net (income) loss - pre-IPO	(39,888)
Net income (loss) attributable to Class A-1 common stock	$(8,556)
Numerator - Dilutive
Net income (loss) attributable to Class A-1 common stock	$(8,556)
Net income (loss) attributable to dilutive convertible units and other	(3,467)
Dilutive net income (loss) available to Class A-1 common stock	$(12,023)
Denominator
Basic weighted average Class A-1 common stock outstanding (1)	187,223
Dilutive potential common shares - OP Units(2)	75,918
Diluted weighted average Class A-1 common stock outstanding	263,141
Earnings per share of Class A-1 common stock
Basic	$(0.05)
Diluted	$(0.05)
(1)	Basic weighted average shares outstanding for the three months ended March 31, 2026 represent the Class A-1 common shares issued on the closing date of the IPO, which are the common shares outstanding as of March 31, 2026. No publicly-listed shares were outstanding as of March 31, 2025.
(2)	For the three months ended March 31, 2026, represents the dilutive impact of 76 million outstanding OP Units.